Expenses by Nature - Schedule of Expenses by Nature (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employment-related costs:
Wages and salaries	$ 1,057	$ 1,005
Employee benefits and other wage-related costs	280	247
Bonus payments	207	191
Post-employment benefits and pension costs	105	112
Employee benefits expense	1,649	1,555
Transportation	1,476	1,408
Depreciation and amortization	1,619	1,483
Raw material purchases	974	914
Fuel and energy	881	830
Operating supplies consumed	743	640
Maintenance and repair supplies	742	775
Contractors and consultants	768	738
Overhead costs	277	365
Royalties	343	370
Other operating costs	45	15
Expense by nature	9,517	9,093
Adjusted for:
Capitalized production stripping costs	(680)	(707)
Change in inventory	52	(197)
Total cost of sales, general and administration, exploration and research and innovation expenses	$ 8,889	$ 8,189